Disposals and business closures	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disposals and business closures
31. Disposals and business closures
The Group completed two significant disposals in 2021 and one in 2020. None of the disposals met the criteria to be considered a discontinued operation on the basis that they did not represent major lines of business or geographical areas of operations.
In February 2021, the Group completed the sale of its interests in the Pearson Institute of Higher Education (PIHE) in South Africa resulting in a pre-tax
loss of £5m.
In October 2021, the sale of the Group’s interests in K12 Sistemas in Brazil was also completed for consideration of £108 million, resulting in a gain on sale of £84m.
There were no other business disposals in 2021 and additional losses of £
14
m relate to other disposal costs including costs related to the wind-down of certain businesses under strategic review.
In April 2020, the Group completed the sale of the remaining
25
% interest in Penguin Random House resulting in a
pre-tax
profit of £
180
m.

There were no other material disposals in 2020. Deferred proceeds relating to the K12 sale were received in 2021 and 2020 (see note 14).
In 2019, the only material disposal was the sale of the US K-12 business.
The table below shows a summary of the assets and liabilities disposed of:

All figures in £ millions	Notes	2021	2020	2019
Disposal of subsidiaries and associates
Intangible assets		(3)	—	(101)
Property, plant and equipment		(48)	—	—
Investments in joint ventures and associates		—	(418)	—
Intangible assets – product development		(6)	—	(238)
Inventories		(2)	—	(64)
Trade and other receivables		(6)	—	(70)
Cash and cash equivalents (excluding overdrafts)		(24)	—	(104)
Net deferred income tax assets		—	—	(100)
Provisions for other liabilities and charges		3	—	—
Trade and other liabilities		4	—	520
Financial liabilities – borrowings		67	—	—
Cumulative currency translation adjustment	29	(4)	70	(4)

Net assets disposed		(19)	(348)	(161)
Cash proceeds		108	531	20
Deferred proceeds		—	—	180
Costs of disposal		(24)	1	(23)

Gain on disposal		65	184	16

All figures in £ millions	2021	2020	2019
Cash flow from disposals
Proceeds – current year disposals	108	531	20
Proceeds – prior year disposals	16	105	—
Cash and cash equivalents disposed	(24)	—	(104)
Costs and other disposal liabilities paid	(17)	(5)	(17)

Net cash inflow	83	631	(101)

Analysed as:
Cash inflow from sale of subsidiaries	83	100	(101)
Cash inflow from disposal of joint ventures and associates	—	531	—